UNAUDITED CONDENDSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Cash distributions	[1]	$ 76,398	$ 75,833
Incentive Distribution Rights
Cash distributions		$ 4,300	$ 4,100

[1]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the six months ended June 30, 2016 and 2015 of $4.3 million and $4.1 million, respectively.